Derivative instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Market value settlement cash payments	$ 41,483
Derivative financial liability		$ 50,198
Fair value gain (loss) on derivative instruments	$ 8,585	$ (22,463)	$ (17,325)